CHANGES IN NON-CASH WORKING CAPITAL	12 Months Ended
Dec. 31, 2023
Changes In Non-cash Working Capital
CHANGES IN NON-CASH WORKING CAPITAL

11. CHANGES IN NON-CASH WORKING CAPITAL

Schedule Of Changes in noncash working capital
	2023	2022	2021
GST receivable	$(2,518)	$(1,058)	$60
Accounts payable and accrued liabilities	(46,245)	26,162	8,698
Due to related parties	19,500	28,072	28,731
Changes in non-cash working capital	$(29,263)	$53,176	$37,489
Supplemental information
Non-cash items
Interest expense included in convertible debt	$30,000	$30,000	$30,000
Interest expense included in due to related parties	$—	$889	$—
Shares issued for mineral property interests	$—	$1,000	$—
Shares issued for debt	$—	$—	$1,626,319